Property, Plant And Equipment - Schedule of Detailed Information About Property Plant And Equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 8,227
Depreciation	(2,681)	$ (45,553)	$ (91,860)
Property, plant and equipment at end of period	5,172	8,227
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	106,753	1,373,704
Additions	1,544	1,468
Disposals	(36,262)	(1,268,419)
Property, plant and equipment at end of period	72,035	106,753	1,373,704
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(98,526)	(1,089,748)
Depreciation	(2,681)	(45,553)	(204,869)
Disposals	34,344	1,036,775
Property, plant and equipment at end of period	(66,863)	(98,526)	(1,089,748)
Depreciation property plant and equipment continuing operation	2,681	45,553	91,860
Depreciation property plant and equipment discontinued operation			113,009
Plant and Equipment at cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,227
Property, plant and equipment at end of period	5,172	8,227
Plant and Equipment at cost | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	106,753	1,373,704
Additions	1,544	1,468
Disposals	(36,262)	(1,268,419)
Property, plant and equipment at end of period	72,035	106,753	1,373,704
Plant and Equipment at cost | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(98,526)	(1,089,748)
Depreciation	(2,681)	(45,553)
Disposals	34,344	1,036,775
Property, plant and equipment at end of period	$ (66,863)	$ (98,526)	$ (1,089,748)